Generation Wave Growth Fund
a series of MUTUALS.com

April 9, 2007

Supplement to the Statement of Additional Information
Dated July 31, 2006

Effective April 1, 2007, the Board of Directors of Mutuals.com, Inc. appointed David E. Scott to replace Jane L. Stafford as the Chief Compliance Officer of the Generation Wave Growth Fund (the “Fund”).

The following information contained in the Statement of Additional Information is hereby amended as follows:

Interested Trustee* and Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
David E. Scott 521 fifth Avenue, Suite 1700 New York, NY 10175 Age: 36	Chief Compliance Officer	Indefinite Term; Since April 1, 2007
Managing Member, D.E. Scott & Associates, LLC (December 2005-Present); CCO, Strategic Value Partners, LLC (August 2004 -December 2005); Managing Director, IMRC Group (August 2003-August 2004); Director, of Fund Compliance, US Trust Company (August 2001-August 2003).

				N/A	N/A

Please retain this Supplement with your Statement of Additional Information for future reference.

Vice Fund
a series of MUTUALS.com

April 9, 2007

Supplement to the Statement of Additional Information
Dated July 31, 2006

Effective April 1, 2007, the Board of Directors of Mutuals.com, Inc. appointed David E. Scott to replace Jane L. Stafford as the Chief Compliance Officer of the Vice Fund (the “Fund”).

The following information contained in the Statement of Additional Information is hereby amended as follows:

Interested Trustee* and Officers
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
David E. Scott 521 fifth Avenue, Suite 1700 New York, NY 10175 Age: 36	Chief Compliance Officer	Indefinite Term; Since April 1, 2007
Managing Member, D.E. Scott & Associates, LLC (December 2005-Present); CCO, Strategic Value Partners, LLC (August 2004 -December 2005); Managing Director, IMRC Group (August 2003-August 2004); Director, of Fund Compliance, US Trust Company (August 2001-August 2003).

				N/A	N/A

Please retain this Supplement with your Statement of Additional Information for future reference.